Condensed Consolidated Statements of Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
OPERATING EXPENSES
Research and development expenses	$ (78)	$ (218)	$ (218)	$ (399)
Sales and marketing expenses	(103)	(46)	(174)	(123)
General and administrative expenses	(574)	(550)	(1,073)	(1,089)
Other income	12	8	64	62
Share of net loss of a joint venture accounted for using the equity method	(26)	(17)	(50)	(39)
TOTAL OPERATING EXPENSES	(769)	(823)	(1,451)	(1,588)
OPERATING LOSS	(769)	(823)	(1,451)	(1,588)
Financial expenses	(231)	(611)	(274)	(444)
Financial income	23	47	53	140
FINANCIAL LOSS - NET	(208)	(564)	(221)	(304)
NET LOSS	(977)	(1,387)	(1,672)	(1,892)
ATTRIBUTABLE TO:
The Parent Company shareholders	(977)	(1,378)	(1,670)	(1,877)
Non-controlling interests		(9)	(2)	(15)
NET LOSS	$ (977)	$ (1,387)	$ (1,672)	$ (1,892)
Loss per common share – basic (in Dollars per share)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.04)
Loss per common share – diluted (in Dollars per share)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.04)
Weighted average number of common shares used in calculation of loss per common share (in Shares)	46,861,128	46,731,027	46,788,816	46,732,828